Share of Equity Accounted Investments' (Loss)/Profit - Summary of Analysis of Share of Joint Ventures' and Associates' Profit After Tax (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Group share of:
Revenue		$ 27,587	$ 28,132	[1]	$ 27,449	[1]
Impairment		(827)	(8)		(66)
Group operating profit		2,263	2,793	[1]	2,446	[1]
Profit before finance costs		2,272	2,604	[1]	2,325	[1]
Profit before tax from continuing operations		1,664	2,181	[1]	1,968	[1]
Income tax expense		(499)	(534)	[1]	(467)	[1]
Group profit for the financial year		1,165	1,738	[1]	2,889	[1]
Continuing operation [Member]
Group share of:
Revenue		27,587	28,132		27,449
Group operating profit		2,263	2,793		2,446
Associates [member] | Continuing operation [Member]
Group share of:
Revenue		742	689		712
EBITDA (as defined)		88	75		74
Depreciation and amortisation		(53)	(39)		(40)
Impairment	[2]	(154)
Group operating profit		(119)	36		34
Profit on disposals					4
Profit before finance costs		(119)	36		38
Finance costs (net)		(17)	(13)		(11)
Profit before tax from continuing operations		(136)	23		27
Income tax expense		(4)	(2)		(4)
Group profit for the financial year	[3]	(140)	21		23
Joint ventures [member] | Continuing operation [Member]
Group share of:
Revenue		446	710		713
EBITDA (as defined)		38	78		60
Depreciation and amortisation		(10)	(27)		(26)
Impairment	[2]
Group operating profit		28	51		34
Profit on disposals
Profit before finance costs		28	51		34
Finance costs (net)		(6)			1
Profit before tax from continuing operations		22	51		35
Income tax expense			(5)		(1)
Group profit for the financial year	[3]	22	46		34
Joint ventures and associates [member] | Continuing operation [Member]
Group share of:
Revenue		1,188	1,399		1,425
EBITDA (as defined)		126	153		134
Depreciation and amortisation		(63)	(66)		(66)
Impairment	[2]	(154)
Group operating profit		(91)	87		68
Profit on disposals					4
Profit before finance costs		(91)	87		72
Finance costs (net)		(23)	(13)		(10)
Profit before tax from continuing operations		(114)	74		62
Income tax expense		(4)	(7)		(5)
Group profit for the financial year	[3]	$ (118)	$ 67		$ 57

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.
[2]	The impairment charge of $154 million (2019: $nil million; 2018: $nil million), principally relates to the write-down of our equity accounted investment in China which forms part of Europe Materials. Challenging market conditions in Northeast China affecting pricing, combined with an increase in the discount rate and the economic impact of COVID-19, are the primary drivers of the impairment charge. The recoverable amount of this financial asset is its value-in-use calculated using a real pre-tax discount rate of 9.2%.
[3]	Share of profit after tax in 2019 and 2018, including discontinued operations, amounted to $81 million and $71 million respectively.